Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current payables [abstract]
Schedule of trade and other payables

Figures in million - SA rand	2021	2020	2019
Trade creditors	3,670	4,325	3,208
Accruals and other creditors	5,192	4,166	3,196
Other	1,581	32	1,336
Financial liabilities	10,443	8,523	7,740
Payroll creditors	2,485	2,492	1,898
Leave pay accrual	2,045	2,016	1,692
VAT payable	189	176	136
Total trade and other payables	15,162	13,207	11,466